Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
25.	COMMITMENTS AND CONTINGENCIES

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.